Fees Summary	Aug. 22, 2024 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 498,895,000.00
Previously Paid Amount	0.00
Total Fee Amount	73,636.90
Total Offset Amount	$ 0.00
Narrative Disclosure	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended, and relates to the Registration Statement on Form S-3 (No. 333-270063) filed by Mondelez International, Inc. on February 27, 2023.
Net Fee	$ 73,636.90
Narrative - Max Aggregate Offering Price	$ 498,895,000.00
Narrative - Max Aggregate Offering Amount | shares	500,000,000
Final Prospectus	true